Quarterly Holdings Report
for
Fidelity® Large Cap Stock Fund
January 31, 2022
LCS-NPRT3-0422
1.813034.117
Common Stocks - 99.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	64,200	2,911
Verizon Communications, Inc.	171,006	9,103
		12,014
Entertainment - 1.9%
Activision Blizzard, Inc.	65,032	5,138
Nintendo Co. Ltd. ADR	140,800	8,603
The Walt Disney Co. (b)	199,804	28,566
Universal Music Group NV	601,920	14,861
		57,168
Interactive Media & Services - 3.0%
Alphabet, Inc.:
Class A (b)	13,764	37,246
Class C (b)	12,436	33,751
Meta Platforms, Inc. Class A (b)	65,300	20,456
Snap, Inc. Class A (b)	89,500	2,912
		94,365
Media - 3.1%
Comcast Corp. Class A	1,649,047	82,436
Interpublic Group of Companies, Inc.	422,516	15,016
		97,452
TOTAL COMMUNICATION SERVICES		260,999
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.5%
BorgWarner, Inc.	361,117	15,835
Automobiles - 0.2%
General Motors Co. (b)	84,900	4,477
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc. (b)	11,038	27,111
Elior SA (a)(b)	313,100	1,889
Expedia, Inc. (b)	50,800	9,311
Marriott International, Inc. Class A (b)	54,300	8,749
Starbucks Corp.	30,200	2,969
		50,029
Household Durables - 1.1%
Mohawk Industries, Inc. (b)	78,341	12,368
Sony Group Corp. sponsored ADR	43,100	4,813
Whirlpool Corp.	78,375	16,474
		33,655
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. (b)	2,550	7,628
Chewy, Inc. (b)	49,500	2,357
		9,985
Specialty Retail - 1.3%
Lowe's Companies, Inc.	176,653	41,929
TOTAL CONSUMER DISCRETIONARY		155,910
CONSUMER STAPLES - 5.7%
Beverages - 1.7%
Diageo PLC sponsored ADR	72,800	14,848
Keurig Dr. Pepper, Inc.	253,000	9,601
The Coca-Cola Co.	443,972	27,087
		51,536
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	9,600	4,849
Performance Food Group Co. (b)	104,346	4,402
Sysco Corp.	264,300	20,655
U.S. Foods Holding Corp. (b)	131,900	4,651
Walmart, Inc.	2,200	308
		34,865
Food Products - 0.1%
Lamb Weston Holdings, Inc.	60,700	3,898
Household Products - 0.2%
Colgate-Palmolive Co.	3,100	256
Spectrum Brands Holdings, Inc.	76,298	6,820
		7,076
Tobacco - 2.6%
Altria Group, Inc.	1,448,315	73,690
Swedish Match Co. AB	872,600	6,752
		80,442
TOTAL CONSUMER STAPLES		177,817
ENERGY - 10.0%
Energy Equipment & Services - 0.1%
Subsea 7 SA	406,900	3,059
Oil, Gas & Consumable Fuels - 9.9%
Canadian Natural Resources Ltd.	100,300	5,102
Cenovus Energy, Inc. (Canada)	2,651,941	38,575
EQT Corp.	28,700	610
Exxon Mobil Corp.	2,212,200	168,039
Harbour Energy PLC (b)	1,050,100	5,124
Hess Corp.	591,747	54,612
Imperial Oil Ltd.	112,400	4,599
Kosmos Energy Ltd. (b)	2,850,583	12,343
Phillips 66 Co.	94,000	7,970
Tourmaline Oil Corp.	357,000	12,728
		309,702
TOTAL ENERGY		312,761
FINANCIALS - 18.4%
Banks - 13.2%
Bank of America Corp.	2,451,370	113,106
JPMorgan Chase & Co.	232,190	34,503
M&T Bank Corp.	37,003	6,268
PNC Financial Services Group, Inc.	201,612	41,530
Truist Financial Corp.	460,354	28,919
U.S. Bancorp	393,543	22,900
Wells Fargo & Co.	3,042,598	163,692
		410,918
Capital Markets - 3.5%
KKR & Co. LP	274,258	19,516
Morgan Stanley	195,845	20,082
Northern Trust Corp.	300,312	35,028
Raymond James Financial, Inc.	83,895	8,882
State Street Corp.	259,889	24,560
		108,068
Consumer Finance - 0.5%
Discover Financial Services	140,500	16,263
Insurance - 0.2%
Chubb Ltd.	36,011	7,104
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	596,211	9,050
Radian Group, Inc.	999,889	22,388
		31,438
TOTAL FINANCIALS		573,791
HEALTH CARE - 13.4%
Biotechnology - 0.5%
ADC Therapeutics SA (b)	42,900	682
Alnylam Pharmaceuticals, Inc. (b)	34,955	4,810
Argenx SE ADR (b)	3,000	808
Crinetics Pharmaceuticals, Inc. (b)	83,200	1,572
Gritstone Bio, Inc. (b)(c)	62,687	342
Insmed, Inc. (b)	135,654	3,077
Intercept Pharmaceuticals, Inc. (b)(c)	198,942	3,261
Vaxcyte, Inc. (b)	35,000	666
Verve Therapeutics, Inc.	27,200	784
		16,002
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	15,600	1,988
Becton, Dickinson & Co.	31,384	7,976
Boston Scientific Corp. (b)	801,628	34,390
iRhythm Technologies, Inc. (b)	300	37
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (c)	115,200	3,834
		48,225
Health Care Providers & Services - 5.7%
Cardinal Health, Inc.	273,196	14,089
Centene Corp. (b)	37,800	2,939
Cigna Corp.	152,333	35,107
Covetrus, Inc. (b)	87,319	1,578
CVS Health Corp.	387,393	41,261
Guardant Health, Inc. (b)	37,700	2,622
Humana, Inc.	10,100	3,964
McKesson Corp.	130,105	33,401
UnitedHealth Group, Inc.	92,823	43,865
		178,826
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (b)	269,429	550
Life Sciences Tools & Services - 0.2%
Danaher Corp.	16,000	4,573
Pharmaceuticals - 5.5%
Bayer AG	458,462	27,853
Bristol-Myers Squibb Co.	861,225	55,885
Eli Lilly & Co.	36,200	8,883
GlaxoSmithKline PLC sponsored ADR	778,898	34,910
Johnson & Johnson	207,938	35,826
Pliant Therapeutics, Inc. (b)	44,300	520
Sanofi SA sponsored ADR	107,900	5,611
TherapeuticsMD, Inc. (b)	1,522,947	462
Viatris, Inc.	34,700	519
		170,469
TOTAL HEALTH CARE		418,645
INDUSTRIALS - 14.5%
Aerospace & Defense - 2.7%
Airbus Group NV (b)	106,000	13,535
General Dynamics Corp.	39,016	8,275
Huntington Ingalls Industries, Inc.	25,001	4,680
MTU Aero Engines AG	11,800	2,511
Raytheon Technologies Corp.	48,781	4,400
Rolls-Royce Holdings PLC (b)	2,880,900	4,516
Safran SA	23,000	2,785
The Boeing Co. (b)	208,888	41,828
		82,530
Air Freight & Logistics - 2.2%
FedEx Corp.	61,373	15,089
United Parcel Service, Inc. Class B	266,061	53,800
		68,889
Airlines - 0.1%
Copa Holdings SA Class A (b)	9,300	777
Ryanair Holdings PLC sponsored ADR (b)	28,000	3,125
		3,902
Building Products - 0.2%
Johnson Controls International PLC	75,000	5,450
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	322,000	4,270
Electrical Equipment - 1.1%
Acuity Brands, Inc.	53,728	10,291
Hubbell, Inc. Class B	34,255	6,416
Regal Rexnord Corp.	4,200	666
Vertiv Holdings Co.	812,300	16,945
		34,318
Industrial Conglomerates - 6.4%
3M Co.	39,667	6,586
General Electric Co.	2,030,486	191,840
		198,426
Machinery - 1.1%
Cummins, Inc.	17,700	3,910
Epiroc AB (A Shares)	12,600	269
Flowserve Corp.	171,470	5,593
Fortive Corp.	80,700	5,693
Otis Worldwide Corp.	56,440	4,822
PACCAR, Inc.	18,000	1,674
Stanley Black & Decker, Inc.	26,900	4,698
Westinghouse Air Brake Tech Co.	72,592	6,453
		33,112
Professional Services - 0.1%
Acacia Research Corp. (b)	24,000	108
Equifax, Inc.	10,900	2,613
		2,721
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	298,932	16,914
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	47,400	827
TOTAL INDUSTRIALS		451,359
INFORMATION TECHNOLOGY - 20.1%
Electronic Equipment & Components - 0.4%
Mirion Technologies, Inc. (d)	671,520	5,647
Vontier Corp.	181,720	5,108
		10,755
IT Services - 4.1%
Amadeus IT Holding SA Class A (b)	76,600	5,267
Edenred SA	201,000	8,633
Fidelity National Information Services, Inc.	124,700	14,954
Genpact Ltd.	122,200	6,079
Global Payments, Inc.	15,700	2,353
IBM Corp.	33,200	4,435
MasterCard, Inc. Class A	24,792	9,579
PayPal Holdings, Inc. (b)	34,300	5,898
Sabre Corp. (b)(c)	694,400	6,354
Snowflake Computing, Inc. (b)	1,900	524
Twilio, Inc. Class A (b)	18,200	3,751
Unisys Corp. (b)	385,922	7,043
Visa, Inc. Class A	231,984	52,468
		127,338
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	32,990	5,409
Applied Materials, Inc.	64,952	8,975
Intel Corp.	277,000	13,523
Lam Research Corp.	10,500	6,194
Marvell Technology, Inc.	114,577	8,181
Qualcomm, Inc.	334,054	58,713
		100,995
Software - 8.6%
Adobe, Inc. (b)	5,800	3,099
Autodesk, Inc. (b)	27,609	6,896
Coupa Software, Inc. (b)	3,300	443
DocuSign, Inc. (b)	17,700	2,226
DoubleVerify Holdings, Inc. (b)	47,100	1,303
Dynatrace, Inc. (b)	74,914	4,110
Elastic NV (b)	79,500	7,413
Microsoft Corp.	677,347	210,639
PTC, Inc. (b)	32,700	3,802
Salesforce.com, Inc. (b)	9,200	2,140
SAP SE sponsored ADR	201,719	25,257
Workday, Inc. Class A (b)	9,300	2,353
		269,681
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	658,272	115,053
Samsung Electronics Co. Ltd.	65,110	4,049
		119,102
TOTAL INFORMATION TECHNOLOGY		627,871
MATERIALS - 2.5%
Chemicals - 0.8%
DuPont de Nemours, Inc.	280,300	21,471
Livent Corp. (b)	11,000	253
PPG Industries, Inc.	28,300	4,420
		26,144
Metals & Mining - 1.7%
First Quantum Minerals Ltd.	509,700	12,555
Freeport-McMoRan, Inc.	897,187	33,393
Glencore Xstrata PLC	1,101,300	5,737
		51,685
TOTAL MATERIALS		77,829
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	30,746	7,733
Equinix, Inc.	1,124	815
Simon Property Group, Inc.	122,600	18,047
		26,595
UTILITIES - 0.3%
Electric Utilities - 0.3%
Entergy Corp.	26,500	2,962
Southern Co.	91,400	6,351
		9,313
Multi-Utilities - 0.0%
Sempra Energy	7,264	1,004
TOTAL UTILITIES		10,317
TOTAL COMMON STOCKS (Cost $2,045,306)		3,093,894

Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (d)(e)	3,600	222

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	291,200	4,470

TOTAL PREFERRED STOCKS (Cost $3,509)		4,692

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $6,865)	5,379,720	1,938

Money Market Funds - 0.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.08% (g)	18,060,275	18,064
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	11,217,178	11,218
TOTAL MONEY MARKET FUNDS (Cost $29,282)		29,282

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,084,962)	3,129,806
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(8,811)
NET ASSETS - 100.0%	3,120,995

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,800,000 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,807,000 or 0.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Mirion Technologies, Inc.	6/16/21	6,715
Reddit, Inc. Series E	5/18/21	153
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	6,866

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	21,341	200,821	204,098	6	-	-	18,064	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	39,925	368,628	397,335	1,892	-	-	11,218	0.0%
Total	61,266	569,449	601,433	1,898	-	-	29,282

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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